SIGNIFICANT ACCOUNTING POLICIES (Schedule of Components of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (10,546)	$ 12,401
Other comprehensive income (loss) before reclassifications	(17,637)	(24,483)
Amounts reclassified from accumulated other comprehensive income	3,978	1,536
Net current-period other comprehensive income (loss)	(13,659)	(22,947)	$ 207
Ending Balance	(24,205)	(10,546)	12,401
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	183	(60)
Other comprehensive income (loss) before reclassifications	(2,081)	259
Amounts reclassified from accumulated other comprehensive income	(32)	(16)
Net current-period other comprehensive income (loss)	(2,113)	243
Ending Balance	(1,930)	183	(60)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(3,625)	1,593
Other comprehensive income (loss) before reclassifications	(954)	(6,770)
Amounts reclassified from accumulated other comprehensive income	4,010	1,552
Net current-period other comprehensive income (loss)	3,056	(5,218)
Ending Balance	(569)	(3,625)	1,593
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(7,104)	10,868
Other comprehensive income (loss) before reclassifications	$ (14,602)	$ (17,972)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	$ (14,602)	$ (17,972)
Ending Balance	$ (21,706)	$ (7,104)	$ 10,868